SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues as per statements of operations	$ 744,731	$ 640,617	$ 549,694
Israel
Revenues as per statements of operations	500,775	486,025	412,985
United States
Revenues as per statements of operations	137,298	92,484	73,075
Europe
Revenues as per statements of operations	74,126	38,377	39,057
Other
Revenues as per statements of operations	$ 32,532	$ 23,731	$ 24,577